Credit Risk - Summary of Modification of Loan Terms ( Consumer (Auto) Finance and Other Unsecured Lending) (Detail) - Consumer finance and unsecured lending [member] £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
Disclosure of credit risk exposure [line items]
Amortised cost before modification	£ 43
Net modification loss	20
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	5
Credit cards [member]
Disclosure of credit risk exposure [line items]
Amortised cost before modification	26
Net modification loss	12
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	2
Overdrafts [member]
Disclosure of credit risk exposure [line items]
Amortised cost before modification	17
Net modification loss	8
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	£ 3